BANKERS ACCEPTANCE	6 Months Ended
Jun. 30, 2012
BANKERS ACCEPTANCE [Text Block]

NOTE 10 — BANKER’S ACCEPTANCE

The balance represents banker’s acceptance bill opened up by the Company with 100% bank deposit secured by Hebei Bank Handan Branch for advance payment to suppliers. The maturity period of the banker’s acceptance bills are 3 months from June 14, 2012 and June 21, 2012 to September 14, 2012 and September 21, 2012.